Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill
NOTE 6	Goodwill

In 2013, the Company allocated $1.0 billion to goodwill due to the acquisition of NetSpend. During 2012, the Company allocated $162.1 million to goodwill due to the acquisitions of ProPay and CPAY.

The gross amount and accumulated impairment losses of goodwill as of December 31, 2013 and 2012 is as follows:

	2013
(in thousands)	North America Services	International Services	Merchant Services	NetSpend	Consolidated
Gross amount	$70,796	34,201	415,973	1,024,434	$1,545,404
Accumulated impairment losses	—	—	(2,225)	—	(2,225)

Goodwill, net	$70,796	34,201	413,748	1,024,434	$1,543,179

	2012
(in thousands)	North America Services	International Services	Merchant Services	NetSpend	Consolidated
Gross amount	$70,796	33,944	415,829	—	$520,569
Accumulated impairment losses	—	—	(2,225)	—	(2,225)

Goodwill, net	$70,796	33,944	413,604	—	$518,344

The changes in the carrying amount of goodwill as of December 31, 2013 and 2012 are as follows:

(in thousands)	North America Services	International Services	Merchant Services	NetSpend	Consolidated
Balance as of December 31, 2011	$70,796	33,188	251,514	—	$355,498
CPAY purchase price allocation	—	—	68,570	—	68,570
ProPay purchase price allocation	—	—	93,520	—	93,520
Currency translation adjustments	—	756	—	—	756

Balance as of December 31, 2012	70,796	33,944	413,604	—	518,344
NetSpend purchase price allocation	—	—	—	1,024,434	1,024,434
ProPay purchase price allocation	—	—	144	—	144
Currency translation adjustments	—	257	—	—	257

Balance as of December 31, 2013	$70,796	34,201	413,748	1,024,434	$1,543,179

Refer to Note 23 for more information on acquisitions.